Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' Equity [Abstract]
Fair Value Assumptions

The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

2017 Grant
Valuation assumptions:
Dividend yield *	0
Expected volatility	66%
Risk-free interest rate	1.87%
Expected life (years) **	4.8

*The option grant was made prior to the dividend distribution. As such, the valuation assumptions reflect the Company’s previous record of not paying dividends.

**Expected life for the periods presented was determined according to the simplified method since, at the date of grant, the Company did not have enough history to make an estimate.

Stock Option Activity

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$	Number of options	Weighted average exercise price US$
Outstanding at January 1	309,792	3.29	519,785	3.16	1,173,433	2.80
Forfeited and cancelled	(12,876)	3.74	(10,750)	2.41	(43,159)	2.53
Exercised	(206,991)	3.04	(199,243)	2.69	(610,489)	2.79

Outstanding at year end	89,925	3.80	309,792	3.29	519,785	3.16

Exercisable at year end	63,253	3.55	225,110	3.08	217,976	2.85

Schedule of Options Outstanding

B.Stock Option Plan (cont’d)

	Number of options outstanding	Weighted average exercise price US$	Weighted Average Remaining Contractual term (years)	Aggregate intrinsic Value (in US$ thousands)

Outstanding as of December 31, 2020	89,925	3.80	2.28	1,628

Exercisable at December 31, 2020	63,253	3.55	1.66	1,161

Information about Share Options

The following table summarizes information about share options at December 31, 2020:

Exercise price US$	Number of outstanding options	Number exercisable	Weighted average remaining Contractual term (years) of outstanding options
0-2	5,000	5,000	2.22
2-5	84,925	58,253	2.28
	89,925	63,253	2.28

Information about Nonvested Options

The following table summarizes information about non-vested options at December 31, 2020:

	Options	Weighted average grant-date fair value
Balance at January 1, 2020	84,682	2.40
Granted	-	-
Vested	(55,385)	2.15
Forfeited	(2,625)	2.42

Balance at December 31, 2020	26,672	2.93

Restricted Share Unit Activity

	RSUs	Weighted average grant date value
Balance at January 1, 2020	1,233,402	$8.83
Granted	506,500	$11.83
Vested	(391,008)	$8.16
Forfeited	(11,210)	$7.94

Balance at December 31, 2020	1,337,684	$9.52